Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies
3.
SUMMARY OF MATERIAL ACCOUNTING POLICIES

Material accounting policies

Principles of Consolidation

These consolidated financial statements include, subsequent to the Separation, the accounts of Lithium Argentina and its corporate group of companies, consisting of (i) Argentine subsidiaries Proyecto Pastos Grandes S.A. and Potassium S.A.; (ii) Canadian wholly-owned subsidiaries 2265866 Ontario Inc., Millennial, and 1139948 B.C. Ltd; and (iii) US wholly-owned US subsidiary “Lithium Americas (Argentina) Services Corp”. All intercompany transactions and balances have been eliminated.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Investments in Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value by the Company’s share of post-acquisition net income or loss; depreciation, amortization or impairment of the fair value adjustments made on the underlying balance sheet at the date of acquisition; dividends; cash contributions; and the Company’s share of post-acquisition movements in Other Comprehensive Income (“OCI”).

If the Company’s share of losses of an associate exceeds the carrying value of its interest in the associate, the entity discontinues recognizing its share of further losses. After the Company’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the entity has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. If the associate subsequently reports profits, the Company resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

At each reporting date, the Company considers whether there is objective evidence of impairment of the investments in associates. If such evidence exists, the Company determines the amount of impairment to record, if any, by reference to the recoverable amount of the investment determined in accordance with IAS 36, Impairment of Assets as described in the Company’s accounting policy for impairment of property, plant and equipment.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars. The functional currency of the parent entity, Lithium Argentina, as well as all subsidiaries, is the US dollar. The functional currency of the Company’s associates Minera Exar, and Exar Capital B.V. (“Exar Capital”) is also the US dollar.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments which can be withdrawn at any time and are subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets

Exploration expenditures excluding acquisition costs and claim maintenance costs are expensed until the establishment of technical feasibility and commercial viability based on a combination of the following factors:

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The extent to which mineral reserves or mineral resources as defined in National Instrument 43-101 (“NI 43-101”) have been identified through a feasibility study or similar document; and
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The status of mining leases, environmental and mining permits.

Costs incurred relating to the acquisition and claim maintenance of mineral properties, including option payments and annual fees to maintain the property in good standing, and exploration expenditures performed within the geologic formation of an existing brownfield mining project are capitalized and deferred by property until the project to which they relate is sold, abandoned, impaired or placed into production. After recognition, the Company uses the cost model for exploration and evaluation assets.

The Company assesses its exploration and evaluation assets for indications of impairment on each balance sheet date and when events and circumstances indicate a risk of impairment. A property is written down or written off when the Company determines that an impairment of value has occurred or when exploration results indicate that no further work is warranted. Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral property development costs.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Property, Plant and Equipment

On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and foreign exchange losses or gains on borrowings and related cash used to construct qualifying assets as defined under IFRS.

Capitalization of costs incurred ceases when the asset is capable of operating in the manner intended by management. The Company applies judgment in its assessment of when the asset is capable of operating in the manner intended by management.

Property, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items or major components.

Property, plant and equipment that are currently in use are depreciated as follows:

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Process testing facility equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;
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Buildings – straight-line basis over the estimated useful life of 20 years;
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Right-of-use assets included in “Other” – depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis; and
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Office equipment included in “Other” – declining balance method at 20% annual rate.

The assets’ residual values, useful lives and depreciation methods are reviewed and adjusted, if appropriate, at least annually. The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

Impairment of Property, Plant and Equipment

Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. If an impairment indicator is identified, an impairment assessment is carried out. If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). These are typically individual mines or development projects.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Where the factors which resulted in an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains one or more lease components, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

The Company leases offices, buildings, and equipment. Lease contracts entered into by the Company are typically made for fixed periods of 3 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

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fixed payments (including in-substance fixed payments), less any lease incentives receivable;
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variable lease payments that are based on an index or a rate;
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amounts expected to be payable by the lessee under residual value guarantees;
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the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
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payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Right-of-use assets are measured at cost comprising the following:

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the amount of the initial measurement of lease liability;
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any lease payments made on or before the commencement date less any lease incentives received;
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any initial direct costs; and
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restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

On initial recognition, financial assets are classified as and measured at amortized cost, fair value through profit or loss (“FVTPL”) or fair value through OCI according to their contractual cash flow characteristics and the business models under which they are held. The Company’s investments in equity instruments were classified as FVTPL. Investments in equity instruments are held for strategic purposes and classified as long-term.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest; the Company’s intent is to hold these financial assets in order to collect contractual cash flows. Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Derivative instruments

Derivative instruments, including embedded derivatives in executory contracts or financial liability contracts, are classified as at FVTPL, and recorded on the balance sheet at fair value. Unrealized gains and losses on derivatives not designated in a hedging relationship are recorded as part of income (expense). Fair values for derivative instruments are determined using inputs based on market conditions existing at the balance sheet date or settlement date of the derivative.

Derivatives embedded in non-derivative contracts are recognized separately unless they are closely related to the host contract.

Impairment of financial assets

The Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of assets requiring a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of that asset. Capitalization of borrowing costs begins when there are borrowings and activities commence to prepare an asset for its intended use. Capitalization of borrowing costs ends when substantially all activities necessary to prepare a qualifying asset for its intended use are complete.

When proceeds of project specific borrowings are invested on a temporary basis, borrowing costs are capitalized net of any investment income. Capitalization of borrowing is suspended during an extended period in which active development is interrupted.

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Income Taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for, for the initial recognition of assets or liabilities that affect neither accounting or taxable loss, unless arising in a business combination, nor for differences relating to investments in subsidiaries to the extent that they are not probable to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded.

Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed by dividing the net earnings or loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period.

The diluted earnings/loss per share calculation is based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding equity awards and warrants issued should be calculated using the treasury stock method.

This method assumes that all common share equivalents have been exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period, but only if dilutive.

Equity-Based Compensation

The Company’s equity incentive plan allows the grant of restricted share units, performance share units, deferred share units and stock options. The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to the statement of comprehensive income/(loss) over the vesting period. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.

The fair value of each tranche is measured at the date of grant using the appropriate pricing model, including Black-Scholes option model for options and Monte Carlo simulation methodology for performance share units. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest, by increasing contributed surplus. The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive income/(loss), unless they are related to the issuance of equity instruments. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

Estimation Uncertainty and Accounting policy judgments

Impairment of investments in associates and joint ventures

The application of the Company’s accounting policy for the impairment assessment of its investments in associates and joint ventures requires judgment to determine whether objective evidence of impairment exists. The investment in Cauchari-Olaroz comprises the Company’s equity accounted investments in associates, Minera Exar and Exar Capital, which are non-publicly traded equity investees holding interests in the underlying Cauchari-Olaroz. The Company’s interest in Sal de la Puna is considered to be a joint venture and is accounted for using the equity method of accounting.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Management’s assessment of whether objective evidence of impairment exists includes consideration of whether there have been any events that impact estimated future cash flows (loss events) or information about significant changes with an adverse effect on the investments in associates and joint ventures including (i) significant financial difficulty of the associates and joint ventures; (ii) a breach of contract, such as a default or delinquency in payments by the associates and joint ventures; (iii) changes in the development plan or strategy for the underlying Cauchari-Olaroz or Sal de la Puna; or (iv) changes in significant assumptions which drive the valuation of the underlying Cauchari-Olaroz or Sal de la Puna including forecasted commodity prices, reserve and resource estimates and capital expenditure requirements. Management has performed an assessment and concluded that no objective evidence of impairment exists as of December 31, 2023.

Impairment of Exploration and Evaluation Assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including information such as, the period for which the Company has the right to explore including expected renewals, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has performed an impairment indicator assessment on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2023.

Accounting for Acquisition of Arena Minerals and Millennial

The Company accounted for the acquisition of Arena Minerals in April 2023 and Millennial in January 2022, as asset acquisitions. Significant judgment was required to determine whether the application of this accounting treatment was appropriate for the transaction. This included, among others, the determination that Arena Minerals and Millennial were not considered businesses under IFRS 3 - Business Combinations as Arena Minerals and Millennial did not have inputs and substantive processes that can collectively contribute to the creation of outputs.

Accounting for Joint Arrangements

A joint arrangement is defined as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control. There are two types of joint arrangements: joint operations and joint ventures.

A joint operation is a joint arrangement whereby the parties having joint control of the arrangement have rights to the assets and are the only source of funding for the liabilities relating to the arrangement. The Company recognizes its share of any assets, liabilities, revenues and expenses of a joint operation. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Investments in joint ventures are accounted for using the equity method.

The Company’s 65% ownership interest in Sal de la Puna is considered to be a joint venture and accounted for using the equity method of accounting (Note 7).

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Fair value of derivatives

The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. The valuation of the convertible notes embedded derivative liability required management to make significant estimates. Management uses its judgment to select a method of valuation and makes estimates of specific model inputs that are based on conditions existing at the end of each reporting period.

The valuation of the convertible note embedded derivatives was completed using a partial differential equation method with Monte Carlo simulation that required significant assumptions, including expected traded instruments volatility and credit spread and estimates in relation to other inputs. Refer to Note 12 for further details on the methods and assumptions associated with measurement of the convertible note embedded derivatives.

Accounting for the Agreements with General Motors

The Company’s accounting for the agreements with General Motors Holdings LLC (“General Motors” or “GM”), which is a part of the assets and liabilities distributed to the shareholders (Note 4), involved judgment, specifically in the Company’s assumption at the inception that shareholders would approve an increase to GM’s shareholdings in excess of 20% and the price at which common shares will be issued pursuant to the subscription agreement for the second tranche of GM’s agreement; that in the Company’s determination the Offtake Agreement represents an agreement with market selling prices; and that the Offtake is separate from the equity financing provided by GM.

The fair value of the warrant and subscription agreements with GM involved estimation, which was determined using Monte Carlo simulation that required significant assumptions, including expected volatility of the Company’s share price.

Commencement of Development of Thacker Pass

The assets and liabilities related to the Thacker Pass Project are a part of the assets and liabilities distributed to shareholders (Note 4). The Company determined that the technical feasibility and commercial viability of Thacker Pass had been demonstrated following the release of an independent National Instrument 43-101 feasibility study (the “Thacker Pass Feasibility Study”) on January 31, 2023, along with the receipt of the favorable ruling from the US District Court, District of Nevada (“Federal Court”) for the issuance of the Record of Decision (“ROD”), and the receipt of notice to proceed from the Bureau of Land Management (“BLM”) on February 7, 2023.

The Company entered into the engineering, procurement and construction management (“EPCM”) agreement and other construction-related contracts. Construction of Thacker Pass, including site preparation, geotechnical drilling, water pipeline development and associated infrastructure commenced. Accordingly, the Company transferred the capitalized costs of Thacker Pass from exploration and evaluation assets to property, plant and equipment and began to capitalize development costs starting February 1, 2023.

Concurrent with the transfer of the Thacker Pass assets from exploration and evaluation to property, plant and equipment, management completed an impairment test of Thacker Pass which compared the carrying value to the recoverable amount. The recoverable amount is the greater of the value in use and the fair value less disposal costs.

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SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

The fair value less disposal costs was calculated using a discounted cash flow model with feasibility study economics. The significant assumptions that impacted the fair value included future lithium prices, capital cost estimates, operating cost estimates, estimated mineral reserves and resources, and the discount rate. Based on the result of the impairment test, management concluded that there was no impairment.

New IFRS Pronouncements

Amendments to IAS 1 – Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements titled Non-current liabilities with covenants. These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override but incorporate the previous amendments, classification of liabilities as current or non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. These amendments are not expected to have a material effect on the financial statements of the Company.

Amendment to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements and the IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on the application of materiality judgments to accounting policy disclosures. The amendments to IAS 1 replace the requirement to disclose significant accounting policies with a requirement to disclose material accounting policies.

Guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgments about accounting policy disclosures. The amendments were effective January 1, 2023. Prospective application is required on adoption. These amendments did not have a significant impact on the financial statements of the Company.

Amendments to IAS 12 - International Tax Reform Pillar Two Model Rules

In May 2023, the IASB issued amendments to IAS 12, International Tax Reform - Pillar Two Model Rules to clarify the application of IAS 12 Income Taxes to income taxes arising from tax law enacted or substantively enacted to implement the Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two model rules (Pillar Two income taxes).

The amendments introduce a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules and disclosure requirements for the entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception, the use of which is required to be disclosed, applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after 1 January 2023, but not for any interim periods ending on or before 31 December 2023. These amendments did not impact the financial statements of the Company.